Schedule of Statutory Income Tax Expense (Benefit) to Actual Income Tax Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income taxes as reported in the statements of operations		$ (4,909)	$ (4,734)
Statutory tax rate		21.00%	21.00%
Theoretical income tax benefit on the above amount at the US federal statutory income tax rate		$ (1,031)	$ (994)
Nondeductible expenses		389	332
Differences in tax rates between statutory tax and income tax of the Subsidiary	[1]	(91)	(89)
Change in valuation allowance		644	553
Effect of currency exchange differences		87	121
Other		2	77
Actual taxes on income

[1]	The Subsidiary operates in Israel in a tax jurisdiction with a corporate income tax rate of 23%.